Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	15,780,205	15,780,205
Common stock, shares outstanding	15,780,205	15,780,205